Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 178,763	$ 219,741	$ 1,053,612	$ 363,056
Total revenues	178,763	219,741	1,053,612	363,056
Cost of revenues	71,445	93,864	395,829	169,605
Gross profit	107,318	125,877	657,783	193,451
Operating expenses:
Other selling, general and administrative	166,712	218,538	751,466	351,844
Officer and director compensation (including stock-based compensation of $147,333 and $367,250, respectively)	53,400	176,259	271,333	491,770
Professional and consulting (including stock-based compensation of $28,098 and $29,850, respectively)	10,143	45,342	103,202	263,365
Provision for doubtful accounts	(1,618)		23,989	8,600
Depreciation of property and equipment	73,387	78,210	44,646	44,484
Amortization of intangible assets			247,385	57,845
Total operating expenses	302,024	518,349	1,442,021	1,217,908
Operating (loss)	(194,706)	(392,472)	(784,238)	(1,024,457)
Other income/(expense):
Derivative liability (expense) income	7,464	697,777	1,260,501	(909,317)
Loss on Conversion of Notes Payable and accrued interest	(31,903)	(145,972)
Gain on Asset Disposition	43,565
Interest expense (including amortization of debt discounts of $1,104,017 and $847,055, respectively)	(34,944)	(656,739)	(1,224,970)	(1,178,197)
Loss on conversions of notes payable			(453,191)	(923,783)
Gain on settlement of note payable			11,879	652,559
Other			(4,202)	(17,667)
Total other (expense)	(15,818)	(104,934)	(409,983)	(2,376,405)
Net (loss)	$ (210,524)	$ (497,406)	$ (1,194,221)	$ (3,400,862)
Net loss per common share:
Basic and diluted net loss per common share	$ (0.17)	$ (2.23)	$ (2.40)	$ (29.31)
Basic and diluted weighted-average common shares outstanding	1,245,834	222,710	498,288	116,018